Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Amortization charge	$ 1,681	$ 473
Cash paid for the acquisition of intangible assets and capitalized software developments	2,069	$ 313
Outstanding consideration obligation	20,437
Intangible assets	11,575
Domain Names and Related Websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets with indefinite useful life	66,020
Mobile Apps
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	853
Customer Contracts
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	6,125
Content Assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	2,647
Other Intangibles
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	$ 1,950